27. Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ExpenseByNatureLineItems [Line Items]
Cost of sales	R$ (37,504)	R$ (21,225)	R$ (19,046)
Selling expenses	(7,755)	(5,166)	(4,655)
General and administrative expenses	(1,588)	(532)	(741)
Operating expense	(46,847)	(26,923)	(24,442)
Cost of inventories [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(35,357)	(19,893)	(17,498)
Personnel expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(5,500)	(3,607)	(3,485)
Outsourced services [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(838)	(438)	(485)
Overhead expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(2,214)	(1,361)	(1,086)
Commercial expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	(1,690)	(1,074)	(1,003)
Other expenses [member]
ExpenseByNatureLineItems [Line Items]
Operating expense	R$ (1,248)	R$ (550)	R$ (635)